HOLDING COMPANY INDIRECT SUBSIDIARIES - Result of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Result of discontinued operations [Abstract]
Revenue			$ 64,740,000
Other operating income			2,923,000
Payroll and related costs		$ 0	22,182,000
Share-based payments			875,000
Reseller commission and lead expenses			14,467,000
Depreciation and amortization			910,000
Other operating costs	$ 0	0	3,241,000
Income from operations			25,988,000
Finance expenses	0	0	(5,674,000)
Income before taxation			20,314,000
Income tax expense	0	0	(4,830,000)
Net income for the period from discontinued operations, net of tax	0	0	15,484,000
Discontinued operation - Cash flow [Abstract]
Operating activities			(13,396,000)
Investing activities			(867,000)
Financing activities			12,720,000
Net cash flow from discontinued operations			(1,543,000)
Earnings per share of discontinued operations [Abstract]
Income/loss attributable to ordinary shareholders assessed	$ 2,847,000	7,770,000	10,965,000
Share-based payments [Abstract]
Repurchased RSAs related to non-executive leadership team		100,000
Promissory note cancelled amount		$ 13,000
Series A B and C Convertible Preference Shares [Member]
Earnings per share of discontinued operations [Abstract]
Income/loss attributable to ordinary shareholders assessed			$ 0	$ 0